Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT U.S. Research Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT U.S. Research Fund (previously known as Putnam VT Research Fund) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1,[2]	$36	0.69%
[1],[2],[3],[4]
Expenses Paid, Amount	$ 36	[1],[2]
Expense Ratio, Percent	0.69%	[1],[2]
Net Assets	$ 138,256,606
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$138,256,606
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	144
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT U.S. Research Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT U.S. Research Fund (previously known as Putnam VT Research Fund) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1,[2]	$49	0.94%
[6],[7],[8],[9]
Expenses Paid, Amount	$ 49	[6],[7]
Expense Ratio, Percent	0.94%	[6],[7]
Net Assets	$ 138,256,606
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$138,256,606
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	144
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes non-recurring merger related expenses. Including these costs, net expenses would have been 0.75%.

[2]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
1	Excludes non-recurring merger related expenses. Including these costs, net expenses would have been 1.00%.

[7]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.